Consolidated balance sheet - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 515,000,000	£ 618,000,000
Intangible assets	2,742,000,000	2,900,000,000
Investments in joint ventures and associates	6,000,000	7,000,000
Deferred income tax assets	32,000,000	59,000,000
Financial assets – derivative financial instruments	45,000,000	29,000,000
Retirement benefit assets	410,000,000	429,000,000
Other financial assets	138,000,000	122,000,000
Trade and other receivables	223,000,000	313,000,000
Total non-current assets	4,111,000,000	4,477,000,000
Current assets
Intangible assets – pre-publication	905,000,000	870,000,000
Inventories	129,000,000	169,000,000
Trade and other receivables	1,118,000,000	1,275,000,000
Financial assets – derivative financial instruments	18,000,000	25,000,000
Cash and cash equivalents (excluding overdrafts)	1,097,000,000	437,000,000
Total current assets	3,267,000,000	2,776,000,000
Assets classified as held for sale	73,000,000	397,000,000
Total assets	7,451,000,000	7,650,000,000
Non-current liabilities
Financial liabilities - borrowings	(1,397,000,000)	(1,572,000,000)
Financial liabilities - derivative financial instruments	(40,000,000)	(24,000,000)
Deferred income tax liabilities	(62,000,000)	(48,000,000)
Retirement benefit obligations	(85,000,000)	(92,000,000)
Provisions for other liabilities and charges	(8,000,000)	(13,000,000)
Other liabilities	(80,000,000)	(86,000,000)
Non-current liabilities	(1,672,000,000)	(1,835,000,000)
Current liabilities
Trade and other liabilities	(1,196,000,000)	(1,278,000,000)
Financial liabilities - borrowings	(254,000,000)	(92,000,000)
Financial liabilities - derivative financial instruments	(12,000,000)	(15,000,000)
Current income tax liabilities	(84,000,000)	(55,000,000)
Provisions for other liabilities and charges	(25,000,000)	(52,000,000)
Total current liabilities	(1,571,000,000)	(1,492,000,000)
Liabilities classified as held for sale	(74,000,000)	0
Total liabilities	(3,317,000,000)	(3,327,000,000)
Net assets	4,134,000,000	4,323,000,000
Equity
Share capital	188,000,000	195,000,000
Share premium	2,620,000,000	2,614,000,000
Treasury shares	(7,000,000)	(24,000,000)
Capital redemption reserve	18,000,000	11,000,000
Fair value reserve	53,000,000	39,000,000
Translation reserve	388,000,000	567,000,000
Retained earnings	865,000,000	911,000,000
Total equity attributable to equity holders of the company	4,125,000,000	4,313,000,000
Non-controlling interest	9,000,000	10,000,000
Total equity	£ 4,134,000,000	£ 4,323,000,000